Portfolio of Investments
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.0%
Charlotte-Mecklenburg Hospital Authority (The)(a),(b)
Revenue Bonds
Series 2018 (JPMorgan Chase Bank)
01/15/2048	0.170%	2,000,000	2,000,000
Total Floating Rate Notes (Cost $2,000,000)			2,000,000

Municipal Bonds 93.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.0%
City of Charlotte Airport(c)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,514,854
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	632,200
Raleigh Durham Airport Authority(c)
Refunding Revenue Bonds
Series 2020A
05/01/2034	5.000%	1,150,000	1,481,706
05/01/2036	5.000%	2,000,000	2,555,560
Total			6,184,320
Forest Products 0.5%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,000,000	1,010,620
Higher Education 8.6%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	402,785
Series 2016B
10/01/2020	5.000%	1,380,000	1,390,612
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,333,546
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,151,484
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,312,280
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	509,608
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	693,987
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	606,155
04/01/2038	5.000%	500,000	602,490
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	391,908
10/01/2028	5.000%	250,000	335,813
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	240,238
10/01/2037	4.000%	300,000	357,771
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	631,085
Series 2014
04/01/2030	5.000%	1,000,000	1,141,070
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	475,632
04/01/2030	5.000%	250,000	303,828
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,281,140
Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2019B
10/01/2034	5.000%	355,000	469,079
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	318,578
10/01/2034	5.000%	575,000	730,963
Total			17,680,052
Hospital 6.2%
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,480,764
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	580,466
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,068,040
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,166,830
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,151,860
Revenue Bonds
Moses Cone Health System
Series 2011
10/01/2020	5.000%	3,215,000	3,239,370
REX Health Care
Series 2020A
07/01/2035	5.000%	800,000	1,011,712
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,158,110
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	734,825
Total			12,591,977
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 4.2%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2026	5.000%	1,500,000	1,826,505
01/01/2031	5.000%	2,000,000	2,387,000
Series 2016A
01/01/2028	5.000%	1,500,000	1,834,650
Series 2019A
01/01/2032	5.000%	2,000,000	2,614,540
Total			8,662,695
Local Appropriation 17.4%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,619,560
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,196,090
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,585,543
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,203,450
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	585,515
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	881,707
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	301,423
06/01/2029	5.000%	250,000	300,665
County of Buncombe
Revenue Bonds
Series 2014A
06/01/2032	5.000%	1,635,000	1,903,794
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	422,336

2	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018
12/01/2036	4.000%	1,940,000	2,325,808
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	263,570
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	491,636
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	328,347
04/01/2035	5.000%	300,000	392,643
County of Harnett
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	1,143,374
County of Henderson
Revenue Bonds
Series 2020
06/01/2029	5.000%	525,000	708,865
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	593,935
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	815,162
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	470,262
Series 2016
10/01/2028	5.000%	1,000,000	1,260,140
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,415,347
04/01/2028	5.000%	1,290,000	1,563,880
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,898,355
Revenue Bonds
Series 2019B
10/01/2034	5.000%	500,000	660,170
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,171,460
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	365,868
06/01/2033	5.000%	350,000	462,885
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	2,062,116
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,371,740
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	610,885
06/01/2029	5.000%	500,000	608,205
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,802,685
Orange County Public Facilities Co.
Unrefunded Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	919,869
Total			35,707,290
Local General Obligation 9.2%
City of Charlotte
Unlimited General Obligation Refunding Bonds
Series 2020A
06/01/2027	5.000%	725,000	946,698
City of Greensboro
Unlimited General Obligation Bonds
03/03/2020
Series 2020B
04/01/2031	5.000%	2,205,000	3,088,036
Unlimited General Obligation Refunding Bonds
07/08/2020
Series 2020D
10/01/2030	5.000%	1,785,000	2,543,679
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	839,771

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Forsyth
Unlimited General Obligation Bonds
Public Improvement
Series 2019B
03/01/2026	5.000%	1,000,000	1,257,770
County of Guilford
Unlimited General Obligation Bonds
Public Improvement
Series 2017B
05/01/2026	5.000%	1,000,000	1,264,180
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	604,055
County of Mecklenburg
Unlimited General Obligation Public Improvement Bonds
Series 2016B
12/01/2027	5.000%	1,180,000	1,512,182
County of Moore
Unlimited General Obligation Refunding Bonds
Series 2016
06/01/2028	5.000%	1,000,000	1,330,320
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	810,615
04/01/2024	5.000%	410,000	479,663
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	2,011,215
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,153,860
Total			18,842,044
Multi-Family 3.9%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,190,470
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,701,210
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,321,700
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	611,750
06/01/2028	5.000%	1,000,000	1,219,990
06/01/2029	5.000%	800,000	973,104
Total			8,018,224
Municipal Power 1.4%
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,400,787
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	838,063
08/01/2033	5.000%	400,000	531,620
Total			2,770,470
Refunded / Escrowed 9.7%
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	822,432
County of Buncombe
Prerefunded 06/01/22 Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	543,695
06/01/2029	5.000%	1,000,000	1,087,390
County of Johnston
Prerefunded Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,181,130
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/2026	5.125%	1,690,000	1,934,137
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,160,387
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,080,190
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,240,570
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,080,190

4	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission
Prerefunded 06/01/22 Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	3,956,189
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,629,645
06/01/2036	5.000%	1,445,000	1,571,279
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	490,000	539,843
Total			19,827,077
Retirement Communities 5.2%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,001,730
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,651,383
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	778,973
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	1,039,520
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	1,093,670
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,313,966
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	754,467
Revenue Bonds
The Pines at Davidson Project
Series 2019
01/01/2038	5.000%	1,000,000	1,078,230
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	1,882,912
Total			10,594,851
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.6%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,244,300
Single Family 2.4%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,955,000	2,180,392
Series 2019-41 (GNMA)
07/01/2034	3.100%	740,000	814,651
Series 2019-42
07/01/2039	2.625%	1,000,000	1,052,820
Series 44
01/01/2027	1.950%	830,000	872,405
Total			4,920,268
State Appropriated 1.2%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,443,540
State General Obligation 0.6%
State of North Carolina
Unlimited General Obligation Refunding Bonds
Series 2016A
06/01/2026	5.000%	1,000,000	1,267,350
Transportation 1.3%
State of North Carolina
Revenue Bonds
Series 2019
03/01/2033	5.000%	1,250,000	1,643,413
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,079,100
Total			2,722,513
Turnpike / Bridge / Toll Road 3.1%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	2,032,435
01/01/2032	5.000%	1,450,000	1,722,107
Series 2017 (AGM)
01/01/2031	5.000%	750,000	910,582

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Turnpike Authority(d)
Refunding Revenue Bonds
Series 2016C
07/01/2029	0.000%	750,000	556,087
Revenue Bonds
Series 2017C
07/01/2030	0.000%	550,000	387,250
07/01/2031	0.000%	1,100,000	732,358
Total			6,340,819
Water & Sewer 15.0%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2015
07/01/2024	5.000%	1,010,000	1,199,698
Series 2018
07/01/2035	4.000%	2,000,000	2,441,020
Revenue Bonds
Series 2009B
07/01/2025	5.000%	5,835,000	5,856,356
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	317,176
05/01/2030	5.000%	660,000	787,545
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,312,416
06/01/2023	5.250%	2,000,000	2,286,720
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	328,800
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,496,892
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	909,674
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2024	5.000%	1,300,000	1,539,746
06/01/2033	4.000%	2,165,000	2,533,396
Series 2020A
06/01/2036	4.000%	2,000,000	2,521,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	484,368
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,799,505
Revenue Bonds
Enterprise System
Series 2020
04/01/2033	4.000%	500,000	617,880
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	355,902
County of Union Enterprise System
Revenue Bonds
Enterprise System
Series 2019
06/01/2031	5.000%	1,000,000	1,350,460
Series 2015
06/01/2029	5.000%	500,000	611,635
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	969,847
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	412,093
04/01/2031	5.000%	450,000	550,062
Total			30,682,471
Total Municipal Bonds (Cost $179,513,880)			191,510,881

Money Market Funds 4.8%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(e)	512,753	512,702
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(e)	9,304,181	9,304,181
Total Money Market Funds (Cost $9,816,934)		9,816,883
Total Investments in Securities (Cost: $191,330,814)		203,327,764
Other Assets & Liabilities, Net		1,345,165
Net Assets		204,672,929

6	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2020	7